Pensions and Post-Employment Benefits - Schedule Actuarial Results Related to Pension and Other Post Retirement Benefits (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Recorded in operating costs and expenses
Service cost	$ 228	$ 254	$ 176
Past service cost	168	(55)	8
Total defined benefit expense	396	199	184
Recorded in other financial expenses
Net interest cost	775	767	768
Recorded in other comprehensive income
Actuarial (gains) losses for the period	(3,404)	(3)	4,019
Total (loss) / gain recognized during the period	(2,233)	963	4,971
Pension defined benefit plans [member]
Recorded in operating costs and expenses
Service cost	193	221	151
Past service cost	168	(55)	8
Total defined benefit expense	361	166	159
Recorded in other financial expenses
Net interest cost	691	693	711
Recorded in other comprehensive income
Actuarial (gains) losses for the period	(3,415)	20	3,985
Total (loss) / gain recognized during the period	(2,363)	879	4,855
Other Benefits Plans [Member]
Recorded in operating costs and expenses
Service cost	35	33	25
Past service cost	0	0	0
Total defined benefit expense	35	33	25
Recorded in other financial expenses
Net interest cost	84	74	57
Recorded in other comprehensive income
Actuarial (gains) losses for the period	11	(23)	34
Total (loss) / gain recognized during the period	$ 130	$ 84	$ 116